Schedule of balances with related party (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Beagledata [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]		¥ 1,400	¥ 1,400
Mr. Howard [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[2]		4,147	2,300
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		$ 793	¥ 5,547	¥ 3,700

[1]	As of December 31, 2024 and 2025, amounts due to Beagledata consisted of technology services fees payable of RMB1,400 and RMB1,400, respectively.
[2]	Amounts due to Mr. Howard represented expensed paid on behalf of the Company.